Cover Page	Dec. 31, 2019	Oct. 18, 2019
Cover page.
Entity Tax Identification Number		26-0758017
Entity Ex Transition Period		true
Entity File Number		001-38479
Entity Incorporation, State or Country Code		DE
Entity Registrant Name		CONSTRUCTION PARTNERS, INC.
Document Period End Date	Dec. 31, 2019
Document Type		8-K
Amendment Flag		false
Entity Central Index Key		0001718227
Entity Emerging Growth Company		true
Security Exchange Name		NASDAQ
Trading Symbol		ROAD
Title of 12(b) Security		Class A common stock, $0.001 par value
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		false
Soliciting Material		false
Local Phone Number		(334) 673-9763(Registrant’s telephone number, including area code)
City Area Code		(334) 673-9763(Registrant’s telephone number, including area code)
Written Communications		false
Entity Address, Postal Zip Code		36303
Entity Address, State or Province		AL
Entity Address, City or Town		Dothan
Entity Address, Address Line One		290 Healthwest Drive, Suite 2